CAPITAL STOCK - Disclosure of detailed information about summary of RSUs (Details) - Share	1 Months Ended	12 Months Ended
	Oct. 27, 2022	Dec. 31, 2022	Dec. 31, 2021
Outstanding, beginning of period		3,500,005	0
Granted			3,500,005
Outstanding, end of period		3,500,005	3,500,005
Restricted Stocks [Member]
Outstanding, beginning of period		355,000	0
Forfeited		(2,500)
Repurchased	(117,500)	(117,500)
Granted		410,000	355,000
Outstanding, end of period		645,000	355,000